Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events.
Subsequent Events

24. Subsequent Events

On March 22, 2024, the Company granted 743,366 restricted share units to certain director, executive officers and employees pursuant to the 2016 Share Incentive Plan. In addition, the Company granted ordinary share units representing 1,205,483 Class A ordinary shares through its employee shareholding platform to certain executive officers and employees at nil subscription consideration. These grants vested immediately upon grant.

On March 22, 2024, the Company granted share options representing 916,200 Class A ordinary shares to certain director, executive officers and employees pursuant to the 2024 Share Incentive Plan. The exercise price is US$21.88. The options will be vested 33%, 33% and 34% on each of three anniversary dates from the grant date, respectively.

On March 19, 2024, the board of directors approved a final dividend of US$0.62 per ADS and ordinary share for 2023 to the shareholders of record as of the close of business on April 10, 2024.